Warrants - Assumptions in applying the Black-Scholes model, fair value warrants (Details) - £ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 13, 2017	Jul. 29, 2016
Disclosure of classes of share capital [line items]
Warrants (in shares)	622,318,538
Exercise price (pounds per share)			£ 1.10
Warrants
Disclosure of classes of share capital [line items]
Warrants (in shares)	12,401,262	12,401,262		12,401,262
Exercise price (pounds per share)	£ 1.7238	£ 1.7238		£ 1.7238
Risk-free interest rate	0.76%	0.42%
Expected term to exercise	3 years 4 months 24 days	1 year 9 months 15 days
Annualized volatility	60.72%	47.35%
Dividend rate	0.00%	0.00%